Aggregate Dollar and Per Share Effects of Tax Holidays (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Holiday [Line Items]
Aggregate amounts of tax holidays	¥ 4,362	¥ 2,968	¥ 4,023
Basic Earnings Per Share
Income Tax Holiday [Line Items]
Per Share Effects of tax holidays	¥ 16.03	¥ 11.02	¥ 14.63
Diluted Earnings Per Share
Income Tax Holiday [Line Items]
Per Share Effects of tax holidays	¥ 15.02	¥ 10.30	¥ 13.69